LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2014
LONG-TERM INVESTMENTS.
LONG-TERM INVESTMENTS

11.LONG-TERM INVESTMENTS

	Ownership
December 31,	Interest	2014	2013
(millions of Canadian dollars)
Equity Investments
Joint Ventures
Liquids Pipelines
Seaway Pipeline	50.0%	2,782	2,048
Chicap Pipeline	43.8%	33	29
Mustang Pipeline	30.0%	25	23
Southern Access Extension	65.0%	263	-
Other	75.0%	7	-
Gas Pipelines, Processing and Energy Services
Aux Sable	42.7% - 50.0%	311	306
Alliance Pipeline US1	-	-	201
Vector Pipeline	60.0%	141	125
Offshore - various joint ventures	22.0% - 74.3%	429	401
Other	33.3% - 70.0%	12	11
Sponsored Investments
Texas Express Pipeline	35.0%	442	396
Alliance Pipeline Canada and US1	50.0%	374	165
Other	50.0%	67	62
Other Equity Investments
Corporate
Noverco Common Shares	38.9%	-	-
Other	19.3% - 49.99%	45	56
Other Long-Term Investments
Corporate
Noverco Preferred Shares		323	287
Other		154	102
		5,408	4,212
1

In November 2014, Enbridge’s interest in Alliance Pipeline US was transferred to the Fund. As a result, $203 million of Long-term investments as at December 31, 2014 were reclassified from Gas Pipelines, Processing and Energy Services to Sponsored Investments. The Alliance Pipeline US balance of $201 million in Gas Pipelines, Processing and Energy Services as at December 31, 2013 has not been reclassified for presentation purposes.

Equity investments include the unamortized excess of the purchase price over the underlying net book value of the investees’ assets at the purchase date, which is comprised of $742 million (2013 - $680 million) in Goodwill and $494 million (2013 - $517 million) in amortizable assets.

JOINT VENTURES

Summarized combined financial information of the Company’s interest in unconsolidated equity investments in joint ventures is as follows:

Year ended December 31,	2014	2013	2012
(millions of Canadian dollars)
Revenues	1,790	1,212	956
Commodity costs	(661)	(371)	(236)
Operating and administrative expense	(360)	(268)	(244)
Depreciation and amortization	(232)	(175)	(159)
Other income/(expense)	(1)	4	4
Interest expense	(84)	(74)	(81)
Earnings before income taxes	452	328	240

December 31,	2014	2013
(millions of Canadian dollars)
Current assets	472	366
Property, plant and equipment, net	5,169	4,050
Deferred amounts and other assets	34	35
Intangible assets, net	77	75
Goodwill	742	680
Current liabilities	(712)	(395)
Long-term debt	(811)	(994)
Other long-term liabilities	(85)	(50)
Net assets	4,886	3,767

Alliance Pipeline System

Certain assets of the Alliance Pipeline System (Alliance System) are pledged as collateral to Alliance System lenders.

Southern Access Extension Project

On July 1, 2014, under an agreement with an unrelated third party, the Company sold a 35% equity interest in the Southern Access Extension Project (the Project). Prior to this sale, the subsidiary executing the Project was wholly-owned and consolidated within the Liquids Pipelines segment. The Company concluded that under the agreement, the purchaser of the 35% equity interest is entitled to substantive participating rights; however, the Company continues to exercise significant influence. As a result, effective July 1, 2014, the Company discontinued consolidation of the Project and recognized its remaining 65% equity interest as a long-term equity investment within the Liquids Pipelines segment.

OTHER EQUITY INVESTMENTS

Noverco

As at December 31, 2014, Enbridge owned an equity interest in Noverco through ownership of 38.9% (2013 - 38.9%; 2012 - 38.9%) of its common shares and an investment in preferred shares. The preferred shares are entitled to a cumulative preferred dividend based on the average yield of Government of Canada bonds maturing in 10 years plus a range of 4.3% to 4.4%.

As at December 31, 2014, Noverco owned an approximate 3.6% (2013 - 3.9%; 2012 - 6.0%) reciprocal shareholding in common shares of Enbridge. The change in reciprocal shareholding compared with prior years reflected the sale of Enbridge common shares by Noverco. Through secondary offerings, Noverco sold 22.5 million Enbridge common shares in 2012, 15 million common shares in 2013 and a further 1.3 million common shares in 2014. The transactions were recognized as issuances of treasury stock on the Consolidated Statements of Changes in Equity. In relation to the 2012 and 2013 transactions, Enbridge’s share of the net after-tax proceeds of $297 million and $248 million were received as dividends from Noverco in May 2012 and June 2013, respectively, and reflected in Operating activities on the Consolidated Statements of Cash Flows.

As a result of Noverco’s reciprocal shareholding in Enbridge common shares, the Company has an indirect pro-rata interest of 1.4% (2013 - 1.5%; 2012 - 2.1%) in its own shares. Both the equity investment in Noverco and shareholders’ equity have been reduced by the reciprocal shareholding of $83 million at December 31, 2014 (2013 - $86 million; 2012 - $126 million). Noverco records dividends paid by the Company as dividend income and the Company eliminates these dividends from its equity earnings of Noverco. The Company records its pro-rata share of dividends paid by the Company to Noverco as a reduction of dividends paid and an increase in the Company’s investment in Noverco.